Other operating income (Tables)	6 Months Ended
Jun. 30, 2023
Other operating income
Summary of analysis of the group's other operating income for the year

	6 months ended	6 months ended
	June 30,	June 30,
	2023	2022
	£ 000	£ 000
Government grants	1,874	1,214
R&D tax relief	13,971	2,193
	15,845	3,407